SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals
	December, 31
	2019	2020

Accrued expenses	$3,249	$3,250
Employees payables	841	812
Other	33	26
	$4,123	$4,088